September 14, 2020

BNY MELLON INDEX FUNDS, INC.

-       BNY Mellon S&P 500 Index Fund

-       BNY Mellon Smallcap Stock Index Fund

-       BNY Mellon International Stock Index Fund

BNY MELLON MIDCAP INDEX FUND, INC.

Supplement to Current Summary Prospectus and Prospectus

Effective October 26, 2020, the following information will supersede and replace the information contained in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus for BNY Mellon S&P 500 Index Fund, BNY Mellon Smallcap Stock Index Fund and BNY Mellon Midcap Index Fund, Inc.:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser).

Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith are the fund's primary portfolio managers.  Mr. Durante has been a primary portfolio manager of the fund since March 2000 and Messrs. France, Frysinger and Stoll and Mses. Walker Smith and Sheremeta have been primary portfolio managers of the fund since October 2020.  Mr. Durante is a managing director and co-head of equity index portfolio management at Mellon Investments Corporation (Mellon), an affiliate of BNYM Investment Adviser.  Messrs. France, Frysinger and Stoll and Ms. Sheremeta are each a vice president and senior portfolio manager at Mellon. Ms. Walker Smith is a director and co-head of equity index portfolio management at Mellon.  Messrs. Durante, France, Frysinger, Stoll and Mses. Sheremeta and Walker Smith also are employees of BNYM Investment Adviser.

Effective October 26, 2020, the following information will supersede and replace the information contained in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus for BNY Mellon International Stock Index Fund:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser).

Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith are the fund's primary portfolio managers.  Mr. Durante has been a primary portfolio manager of the fund since June 2010 and Messrs. France, Frysinger and Stoll and Mses. Sheremeta and Walker Smith have been primary portfolio managers of the fund since October 2020.  Mr. Durante is a managing director and co-head of equity index portfolio management at Mellon Investments Corporation, an affiliate of BNYM Investment Adviser.  Mr. France is a vice president and senior portfolio manager at Mellon. Mr. Frysinger is a vice president and senior portfolio manager at Mellon.  Mr. Stoll is a vice president and senior portfolio manager at Mellon.  Ms. Sheremeta is a vice president and senior portfolio manager at Mellon.  Ms. Walker Smith is a director and co-head of equity index portfolio management at Mellon. Messrs. Durante, France, Frysinger, Stoll and Mses. Sheremeta and Walker Smith also are employees of BNYM Investment Adviser.

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INDXSTK0920

Effective October 26, 2020, the following information will supersede and replace the third paragraph in the section "Fund Details – Management" in the prospectus for each of the funds:

Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith are the fund's primary portfolio managers.  Messrs. Durante, France, Frysinger and Stoll and Mses. Sheremeta and Walker Smith are employees of BNYM Investment Adviser and Mellon Investments Corporation, an affiliate of BNYM Investment Adviser, and are jointly and primarily responsible for managing the fund's portfolio.  Mr. Durante has been a primary portfolio manager of BNY Mellon S&P 500 Index Fund, BNY Mellon Midcap Index Fund and BNY Mellon Smallcap Stock Index Fund since March 2000 and has been a primary portfolio manager of BNY Mellon International Stock Index Fund since June 2010.  Messrs. France, Frysinger and Stoll and Mses. Sheremeta and Walker Smith have been primary portfolio managers of each fund since October 2020.  Mr. Durante is a managing director and co-head of equity index portfolio management at Mellon.  He has been employed by Mellon or a predecessor company since 2000, and by BNYM Investment Adviser since 1982.  Mr. France is a vice president and senior portfolio manager at Mellon.  He has been employed by Mellon or a predecessor company since 2009, and by BNYM Investment Adviser since November 2017.  Mr. Frysinger is a vice president and senior portfolio manager at Mellon.  He has been employed by Mellon or a predecessor company since 2007, and by BNYM Investment Adviser since September 2020.  Ms. Sheremeta is a vice president and senior portfolio manager at Mellon.  She has been employed by Mellon or a predecessor company since 2011, and by BNYM Investment Adviser since September 2020.  Mr. Stoll is a vice president and senior portfolio manager at Mellon.  He has been employed by Mellon or a predecessor company since 2005, and by BNYM Investment Adviser since September 2020.  Ms. Walker Smith is a director and co-head of equity index portfolio management at Mellon.  She has been employed by Mellon or a predecessor company since 1995, and by BNYM Investment Adviser since 2010.  Messrs. Durante, France, Frysinger, Stoll and Mses. Sheremeta and Walker Smith manage the fund in their capacity as employees of BNYM Investment Adviser.

INDXSTK0920